Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 09, 2021	Dec. 02, 2021	Nov. 29, 2021	Nov. 26, 2021	Nov. 26, 2021	Nov. 24, 2021	Nov. 02, 2021	Oct. 08, 2021	Dec. 20, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021	Mar. 31, 2021	Dec. 21, 2020	Mar. 03, 2015
Total revenues, net										$ 4,334,000	$ 3,252,000	$ 14,932,000	$ 10,277,000	$ 18,849,000	$ 26,181,000
Common Stock, Par or Stated Value Per Share										$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Subsequent Event [Member]
Revolving loan bearing interest																	$ 6.00
Common Stock, Par or Stated Value Per Share							$ 0.001
Warrant exercise price							$ 5.00
Option to purchase warrant shares							540,000
Litigation settle claims	$ 22,500,000
Subsequent Event [Member] | Settled Litigation [Member]
Litigation settled amount	$ 11,250,000
Subsequent Event [Member] | Warrant [Member]
Proceeds from underwriting discounts and commission					$ 3,900,000	$ 3,900,000
Subsequent Event [Member] | Warrant [Member]
Number of Shares issued				854,000		854,000
Warrant exercise price				$ 5.00	$ 5.00	$ 5.00
Warrants exercisable term							5 years
Subsequent Event [Member] | Warrant One [Member]
Option to purchase warrant shares							108,000
Subsequent Event [Member] | Warrant Two [Member]
Option to purchase warrant shares							16,200
Subsequent Event [Member] | IPO [Member]
Number of Shares issued							3,600,000
Common Stock, Par or Stated Value Per Share							$ 0.001
Warrant exercise price									$ 5.00
Sale of Stock, Price Per Share							$ 5.00
Proceeds from Issuance Initial Public Offering							$ 15,400,000
Shares issued price per share							$ 5.00
Number of warrant issued									1,252,010							854,000
Proceeds from warrant exercises									$ 6,260,050
Subsequent Event [Member] | IPO [Member] | Warrant [Member]
Warrant exercise price							$ 5.00
Subsequent Event [Member] | Private Placement [Member]
Proceeds from Issuance of Private Placement			$ 15,000,000.0
Subsequent Event [Member] | Private Placement [Member] | Warrant [Member]
Warrant exercise price			$ 5.25
Warrants exercisable term			5 years
Option to purchase warrant shares			2,857,143
Subsequent Event [Member] | Private Placement [Member] | Common Stock [Member]
Number of Shares issued			2,857,143
Shares issued price per share			$ 5.25
Subsequent Event [Member] | License From Pharma [Member] | Fifty Percentage [Member]
Total revenues, net								$ 30,000,000
Subsequent Event [Member] | License From Pharma [Member] | Forty Percentage [Member] | Minimum [Member]
Total revenues, net								30,000,000
Subsequent Event [Member] | License From Pharma [Member] | Forty Percentage [Member] | Maximum [Member]
Total revenues, net								50,000,000
Subsequent Event [Member] | License From Pharma [Member] | Thirty Percentage [Member]
Total revenues, net								$ 50,000,000
Second Intercompany Revolving Loan Agreement [Member]
Long-term line of credit																	20,000,000.0
Second Intercompany Revolving Loan Agreement [Member] | Subsequent Event [Member]
Long-term line of credit																	$ 20,000,000.0
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Number of Shares issued		1,350,000
Number of shares issued value		$ 15,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Pre Funded Common Stock [Member]
Warrants exercisable term		5 years
Number of warrant issued		1,507,143
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Warrant [Member]
Warrant exercise price		$ 5.25
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Pre Funded Warrant [Member]
Warrant exercise price		$ 0.0001
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Number of warrant issued		2,857,143
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member] | One Common Warrant [Member]
Warrant exercise price		$ 5.25
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member] | One Pre Funded Warrant And One Common Warrant [Member]
Warrant exercise price		$ 5.24